FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables) [Line Items]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
	2019 £m	2018 £m
Debt securities:
Government securities	13,098	18,971
Bank and building society certificates of deposit	–	118
Asset-backed securities:
Mortgage-backed securities	121	120
Other asset-backed securities	60	131
Corporate and other debt securities	11,051	5,151
	24,330	24,491
Treasury and other bills	535	303
Equity shares	227	21
Total financial assets at fair value through other comprehensive income	25,092	24,815